Commitments and Contingencies (Details Narrative) (10-K)	Oct. 09, 2020 USD ($)	Aug. 03, 2020 USD ($)	Mar. 19, 2020 USD ($)	Mar. 06, 2020 USD ($) shares	Jan. 10, 2020 USD ($)	Aug. 30, 2019 USD ($)	Aug. 30, 2019 USD ($)	Jun. 18, 2018 USD ($)	Jan. 07, 2020 shares	Dec. 31, 2019 USD ($) Integer
Contingent liability										$ 440,000
Number of warrants issued | shares									8,644,474
Number of lawsuits, pending | Integer										0
Prime EFS, LLC [Member] | Maximum [Member]
Sought damages value					$ 382,000
Prime EFS, LLC [Member] | Minimum [Member]
Sought damages value					58,000
Subsequent Event [Member] | Prime EFS, LLC [Member] | Maximum [Member]
Sought damages value					382,000
Subsequent Event [Member] | Prime EFS, LLC [Member] | Minimum [Member]
Sought damages value					$ 58,000
Subsequent Event [Member] | Elrac LLC [Member]
Sought damages value	$ 382,000
Insurance claim amount			$ 240,000
Employment Agreement [Member]
Executive's base salary								$ 520,000
Executive's base salary description								The executive's base salary will increase by $260,000 per year upon (i) Prime achieving revenue of $20 million on an annualized basis (the "Initial Target Goal") for four consecutive weeks; and (ii) each time Prime achieves revenue of an additional $10 million increment above the Initial Target Goal (i.e., $30 million, $40 million, $50 million, etc.) on an annualized basis for four consecutive weeks. Executive's base salary shall be subject to review annually by the Manager and may be increased (but not decreased).
Agreement expiration date								May 31, 2023
Operating lease, description								The Employment Term shall be automatically extended for additional one-year periods unless, at least sixty (60) days prior to the end of the expiration of the Employment Term.
Settlement Agreement [Member] | BMF Capital [Member]
Insurance claim amount				$ 275,000
Due to related parties				$ 275,000
Number of warrants issued | shares				40,300
Settlement Agreement [Member] | Subsequent Event [Member] | BMF Capital [Member]
Insurance claim amount				$ 10,000
Due to related parties				$ 275,000
Number of warrants issued | shares				40,300
Upfront purchase price				$ 275,000
Letter Agreement [Member] | Bellridge [Member]
Agreement expiration date		Apr. 30, 2021
Sought damages value						$ 150,000	$ 150,000
Contingency damages sought description						Bellridge claimed that the Company was in breach of obligations under an August 29, 2019 letter agreement to issue a confession of judgment and to pay Bellridge $150,000 per month against the amounts due under, inter alia, an April 2019 promissory note.	Bellridge claims that the Company is in breach of its obligations under an August 29, 2019 letter agreement to issue a confession of judgment and to pay Bellridge $150,000 per month against the amounts due under, inter alia, an April 2019 promissory note. In an April 28, 2020 letter, Bellridge contends that TLSS owed Bellridge $1,978,557.76 as of that date. In a purported standstill agreement subsequently proposed by Bellridge, Bellridge claims TLSS owes it $2,271,099.83, a figure which allegedly includes default rate interest. Bellridge also claims that a subordination agreement it signed with the Company on August 30, 2019, was void ab initio. Bellridge has also demanded the conversion of approximately $20,000 in indebtedness into the common stock of the Company, a conversion which the Company has not effectuated because the parties did not come to agreement on a conversion price.
Amount owed to related parties		$ 1,978,558					$ 1,978,558
Cliam amount						$ 2,271,100	2,271,100
Indebtedness into common stock		$ 2,150,000				$ 20,000	$ 20,000